INTANGIBLE ASSETS - Schedule of total gross carrying value and accumulated amortization of intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at beginning of period	$ 283	[1]	$ 257
Acquisitions	58
Additions	91		94
Disposals	(1)		(1)
Amortization charge for the year	(65)		(45)
Transfer and reclassification	(1)		3
Translation adjustment	(2)		(25)
Intangible assets excl. goodwill at end of period	363		283	[1]
Telecommuni-cation licenses, frequencies & permissions
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at beginning of period	126		116
Acquisitions	0
Additions	1		35
Disposals	0		0
Amortization charge for the year	(17)		(14)
Transfer and reclassification	0		0
Translation adjustment	(1)		(11)
Intangible assets excl. goodwill at end of period	109		126
Software
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at beginning of period	135		114
Acquisitions	8
Additions	82		9
Disposals	(1)		(1)
Amortization charge for the year	(42)		(26)
Transfer and reclassification	6		51
Translation adjustment	(1)		(12)
Intangible assets excl. goodwill at end of period	187		135
Brands and trademarks
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at beginning of period	1		4
Acquisitions	18
Additions	0		0
Disposals	0		0
Amortization charge for the year	(2)		(2)
Transfer and reclassification	0		0
Translation adjustment	0		(1)
Intangible assets excl. goodwill at end of period	17		1
Customer relationships
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at beginning of period	21		23
Acquisitions	32
Additions	0		0
Disposals	0		0
Amortization charge for the year	(4)		(3)
Transfer and reclassification	0		2
Translation adjustment	0		(1)
Intangible assets excl. goodwill at end of period	49		21
Other intangible assets
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at beginning of period	0		0
Acquisitions	0
Additions	8		50
Disposals	0		0
Amortization charge for the year	0		0
Transfer and reclassification	(7)		(50)
Translation adjustment	0		0
Intangible assets excl. goodwill at end of period	$ 1		$ 0

[1]	*Prior period comparatives have been reclassified to conform with the current period presentation